VCC MORTGAGE SECURITIES, LLC ABS-15G

EXHIBIT 99.16

Exception Level
Run Date - 10/10/2023
Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
SIMIE5SNQMU	xxxxxxxxx			Credit	Credit Documents	Resolved	Resolved	xxxxxxxxxxx-xxxxxxxx	Appraisal Report not in file	* Appraisal Report not in file (Lvl R)	The file is missing the appraisal			x/xx/xxxx: Resolved. Appraisal provided	x/xx/xxxx: Resolved. Appraisal provided
2ESS33MDZU2	xxxxxxxxx	Credit	Occupancy	Resolved	Resolved	xxxxxxxxxxx-xxxxxxxx	Occupancy Red Flag / Other Identified	* Occupancy Red Flag / Other Identified (Lvl R)	Lender guidelines (p.xx) states Velocity makes commercial/business purpose loans only and consumer loans are not eligible under our lending programs. Consumer loan: a loan to one or more individuals for household, family, or other personal expenditure. The appraisal rental schedule (p.xx) states family lives in Unit #x. Additionally, the lease (p.xxx) shows the landlord as xxxxxx xxxxxxx (the borrower) and the Tenant is xxxxxx x. xxxxxxx xx. The unit is being rented to family making it a consumer loan, which is ineligible.	xx.xx% LTV Seasoned Investor	x/xx/xxxx: Provided an approved exception to rent to family based on mitigated factors of Low LTV and Seasoned investor.

10/9/2023: Upon additional review Recovco has determined that this is not a Consumer Loan as the borrower is not residing in any of the three units in this property. Also, the individual leasing one of the units is not on the application or Note.	x/xx/xxxx: Provided an approved exception to rent to family based on mitigated factors of Low LTV and Seasoned investor.

10/9/2023: Upon additional review Recovco has determined that this is not a Consumer Loan as the borrower is not residing in any of the three units in this property. Also, the individual leasing one of the units is not on the application or Note.
BE034PTM0NQ	xxxxxxxxx			Credit	Occupancy	Resolved	Resolved	xxxxxxxxxxx-xxxxxxxx	Valuation Report Occupancy discrepancy	* Valuation Report Occupancy discrepancy (Lvl R)	The appraisal (p.xx) states the subject is owner occupied.			xx/x/xxxx: Cleared. An updated appraisal sent showing occupant is Tenant.	xx/x/xxxx: Cleared. An updated appraisal sent showing occupant is Tenant.